UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-09679

Adelante Funds
(Exact name of Registrant as specified in charter)

555 12th Street, Suite 2100
Oakland, CA 94607
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Elizabeth Shea Fries, Esq., P.C.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109-2881
(Name and address of agent for service)

Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: April 30,2008

FORM N-Q

Item 1. Schedule of Investments.

Adelante U.S. Real Estate Securities Fund

Schedule of Investments
April 30, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks - 93.9%
	Apartments - 17.5%
12,500	AvalonBay Communities, Inc.	$1,246,875
15,410	BRE Properties, Inc.	738,910
24,670	Equity Residential	1,024,298
7,660	Essex Property Trust, Inc.	911,540
9,200	UDR, Inc.	232,576
		4,154,199
	Diversified/Specialty - 7.5%
1,030	Alexander's, Inc.*	366,989
1,500	Forest City Enterprises, Inc. Class A	55,410
14,685	Vornado Realty Trust	1,367,027
		1,789,426
	Industrial - 12.9%
16,270	AMB Property Corporation	939,593
34,900	DCT Industrial Trust, Inc.	349,000
3,200	EastGroup Properties, Inc.	152,672
25,680	ProLogis	1,607,824
		3,049,089
	Industrial Mixed - 2.2%
6,790	Kilroy Realty Corporation	355,253
4,690	Liberty Property Trust	164,291
		519,544
	Office - 22.1%
6,110	Alexandria Real Estate Equities, Inc.	641,733
4,800	BioMed Realty Trust, Inc.	124,800
13,400	Boston Properties, Inc.	1,346,565
9,941	Brandywine Realty Trust	173,470
19,975	Brookfield Properties Corporation	402,097
13,750	Corporate Office Properties Trust	512,875
18,000	Douglas Emmett, Inc.	427,680
5,300	Highwoods Properties, Inc.	185,712
3,990	Mack-Cali Realty Corporation	155,690
2,300	Maguire Properties, Inc.	37,030
10,800	Mission West Properties, Inc.	128,412
12,140	SL Green Realty Corporation	1,126,592
		5,262,656
	Retail - Local - 9.1%
12,340	Federal Realty Investment Trust	1,013,732
2,140	Kimco Realty Corporation	85,407
10,730	Regency Centers Corporation	767,946
5,600	Saul Centers, Inc.	279,440
		2,146,525
	Retail - Regional - 22.6%
34,510	General Growth Properties, Inc.	1,413,530
12,990	The Macerich Company	949,959
22,490	Simon Property Group, Inc.	2,245,851
13,400	Taubman Centers, Inc.	759,378
		5,368,718
	Total Common Stocks
	(Cost $16,902,953)	22,290,157

	Preferred Stocks - 3.4%
	Diversified/Specialty - 1.4%
15,800	Vornado Realty Trust, Series I	337,488

	Industrial Mixed - .8%
7,500	Kilroy Realty Corporation, Series E	175,125

	Office - 1.2%
12,200	Corporate Office Properties, Series H	289,872

	Total Preferred Stocks
	(Cost $836,977)	802,485

	Short Term Investment - 1.9%
439,656	Federated Government Obligations Fund I	439,656
	Total Short Term Investment
	(Cost $439,656)	439,656

	Total Investments - 99.2%
	(Cost $18,179,586)	23,532,298
	Other assets less liabilities - 0.8%	182,711
	Net Assets - 100.0%	$23,715,009

* non-income producing
See notes to schedule of investments.

Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”). The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. As of January 31, 2008, the Fund’s Class K and Class Y shares are outstanding. Adelante Capital Management LLC is the Fund’s investment adviser.

Investment Valuation - In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - significant observable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 04/30/08:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$25,532,298
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$25,532,298

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments are accounted for as a decrease in the cost of the investment and thus impact unrealized appreciation or depreciation of the investment security.

Federal Income Tax Information

At April 30, 2008, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$18,711,188

Gross unrealized appreciation	$6,366,041
Gross unrealized depreciation	(1,544,931)

Net unrealized appreciation on investments	$4,821,110

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds

By: /s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date: June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date: June 12, 2008

By: /s/ Mark A. Hoopes
Mark A. Hoopes
Principal Financial Officer

Date: June 12, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)